Net Income (Loss) Per Share (Details) - Schedule of computation of basic and diluted net income (loss) per share attributable to common stockholders - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Numerator:
Net income (loss) attributable to common stockholders, basic and diluted (in Dollars)	$ (15,680)	$ 8,954	$ 2,080	$ (34,062)
Less: Change in fair value of convertible promissory notes (in Dollars)		(16,307)
Net income (loss) attributable to common stockholders, diluted (in Dollars)	$ (15,680)	$ (7,353)	$ 2,080	$ (34,062)
Denominator:
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders, basic	51,453,368	27,316,602	44,173,570	27,213,403
Add: Weighted average dilutive effect of stock options, RSUs and warrants			10,366,225
Add: Weighted average dilutive effect of convertible promissory notes		4,522,105
Weighted average shares outstanding – diluted	51,453,368	31,838,707	54,539,795	27,213,403
Net income (loss) per share attributable to common stockholders, basic (in Dollars per share)	$ (0.3)	$ 0.33	$ 0.05	$ (1.25)
Net income (loss) per share attributable to common stockholders, diluted (in Dollars per share)	$ (0.3)	$ (0.23)	$ 0.04	$ (1.25)